Pension Plans and Other Benefits - Plan Asset Fair Values (Details) (Fixed Income Securities [Member])	12 Months Ended
May 31, 2011
United States Pension Plans Of U S Entity Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
U.S. federal government debt securities - percentage	27.00%
Other governmental securities - percentage	10.00%
Debt securities issued by entities foreign to USA - percentage	4.00%
US corporate debt securities - percentage	59.00%
Foreign Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Canadian federal government debt securities - percentage	32.00%
Canadian provincial government securities - percentage	24.00%
Canadian corporate debt securities - percentage	32.00%
Debt securities issued by entities foreign to Canada - percentage	12.00%